UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2007

1.810688.103

RGM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 38.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.0%
2/13/08 to 7/25/08	4.96 to 5.15%	$ 244,000	$ 240,496
Federal Home Loan Bank - 30.6%
12/4/07 to 12/15/08	4.40 to 5.59 (b)	1,475,896	1,475,447
Freddie Mac - 2.7%
1/7/08 to 7/21/08	4.70 to 5.25	130,230	128,094
TOTAL FEDERAL AGENCIES			1,844,037
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills - 0.5%
5/8/08	3.74 to 3.87	22,695	22,320
Repurchase Agreements - 60.8%
	Maturity Amount (000s)
In a joint trading account at 4.66% dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	$ 1,874,850	1,874,123
With:
BNP Paribas Securities Corp. at 4.64%, dated 11/7/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $97,850,000, 4.5% - 7.5%, 3/25/23 - 6/15/36)	95,747	95,000
CS First Boston Corp. at:
4.52%, dated 10/29/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $122,936,398, 4.75% - 6%, 1/31/12 - 11/1/37)	121,371	120,000
5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $57,759,869, 4.5% - 6.5%, 1/31/12 - 11/20/37)	56,902	54,000
Deutsche Bank Securities, Inc. at:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $70,380,001, 5% - 6.5%, 1/1/20 - 10/1/37)	71,756	69,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $30,600,000, 6% - 6.8%, 12/15/31 - 6/15/32)	31,593	30,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $45,900,000, 4.75% - 6.5%, 10/1/22 - 12/1/37)	46,772	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $57,120,000, 5.5%, 6/1/33)	$ 59,058	$ 56,000
Morgan Stanley & Co., Inc. at 5.25%, dated 4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $45,049,689, 4.5% - 5%, 1/1/19 - 5/1/35)	45,733	44,000
UBS Warburg LLC at:
4.7%, dated:
9/20/07 due 12/19/07 (Collateralized by Mortgage Loan Obligations valued at $120,513,480, 5.05%, 7/15/36)	118,375	117,000
10/18/07 due 4/15/08 (Collateralized by Mortgage Loan Obligations valued at $127,503,229, 4.5% - 7%, 1/1/32 - 8/1/37)	127,938	125,000
4.75%, dated 10/4/07 due:
12/4/07 (Collateralized by Mortgage Loan Obligations valued at $63,241,320, 5.5%, 1/1/22 - 12/1/36)	62,499	62,000
1/7/08 (Collateralized by Mortgage Loan Obligations valued at $49,983,111, 4.5% - 5%, 3/1/19 - 9/1/35)	49,614	49,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by Mortgage Loan Obligations valued at $72,101,878, 5.11%, 11/15/36)	73,381	70,000
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $47,382,701, 4.96%, 3/15/37)	47,804	46,000
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $45,323,468, 5.05% - 5.11%, 11/15/36 - 3/15/37)	46,342	44,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $28,842,562, 4.96% - 5.11%, 11/15/36 - 3/15/37)	29,515	28,000
TOTAL REPURCHASE AGREEMENTS		2,928,123
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,794,480)		4,794,480
NET OTHER ASSETS - 0.4%		18,060
NET ASSETS - 100%		$ 4,812,540
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,874,123,000 due 12/03/07 at 4.66%
Bear Stearns & Co., Inc.	$ 275,781
Credit Suisse Securities (USA) LLC	735,417
J.P. Morgan Securities, Inc.	367,708
Societe Generale, New York Branch	495,217
$ 1,874,123
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $4,794,480,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2007

1.810718.103

RMM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 17.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Wachovia Bank NA
3/28/08	5.40%	$ 126,000	$ 126,000
London Branch, Eurodollar, Foreign Banks - 5.0%
Banco Santander SA
4/7/08	5.16	68,000	68,002
Barclays Bank PLC
3/4/08	5.25	164,000	164,000
Credit Industriel et Commercial
1/25/08 to 4/16/08	5.06 to 5.19	115,000	115,000
Landesbank Baden-Wuert
1/2/08	4.89	150,000	150,000
Landesbank Hessen-Thuringen
2/5/08	4.88	98,000	98,000
Societe Generale
12/17/07 to 3/14/08	5.10 to 5.40	214,000	214,000
			809,002
New York Branch, Yankee Dollar, Foreign Banks - 11.4%
Banco Bilbao Vizcaya Argentaria SA
1/9/08	5.25	11,000	11,000
Bank of Scotland PLC
12/4/07 to 1/25/08	4.87 to 5.38 (c)	369,000	369,000
Barclays Bank PLC
4/16/08	5.36	347,000	347,000
Canadian Imperial Bank of Commerce
12/17/07 to 12/24/07	4.74 to 4.78 (c)	230,000	230,000
Credit Suisse First Boston
12/17/07	5.66 (c)	77,000	77,000
Deutsche Bank AG
12/3/07	5.69 (c)	110,000	110,000
Norddeutsche Landesbank
1/22/08 to 3/4/08	4.88 to 5.34	41,500	41,500
Royal Bank of Scotland PLC
12/27/07 to 1/22/08	4.96 to 5.00 (c)	433,000	432,998
Sumitomo Mitsui Banking Corp.
1/28/08 to 3/31/08	5.04 to 5.13	43,000	43,000
UBS AG
2/19/08	5.46	149,000	149,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Unicredito Italiano SpA
1/18/08	5.23%	$ 29,000	$ 29,000
			1,839,498
TOTAL CERTIFICATES OF DEPOSIT			2,774,500
Commercial Paper - 24.3%

Amsterdam Funding Corp.
12/10/07 to 1/23/08	4.73 to 5.04	84,095	83,639
Banco Espirito Santo
1/22/08	5.37	4,000	3,970
Bank of America Corp.
2/13/08	5.37	180,000	178,066
Bavaria TRR Corp.
12/12/07 to 2/12/08	4.82 to 5.21	97,000	96,458
Bryant Park Funding LLC
2/28/08	5.53	11,000	10,852
CIT Group, Inc.
12/14/07	5.07	17,000	16,969
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/22/08 to 2/15/08	5.09 to 5.37	266,500	264,187
Citigroup Funding, Inc.
1/4/08 to 2/22/08	4.89 to 5.48	359,000	356,215
CVS Caremark Corp.
1/29/08 to 2/14/08	5.07	79,000	78,255
DEPFA BANK PLC
1/28/08	5.05	80,000	79,358
Devon Energy Corp.
12/3/07 to 2/14/08	5.09 to 5.34	45,000	44,638
DnB NOR Bank ASA
1/22/08	4.80	21,000	20,856
Dow Chemical Co.
1/17/08 to 1/30/08	5.06 to 5.35	31,000	30,780
Duke Energy Corp.
1/15/08 to 1/18/08	5.20 to 5.43	26,500	26,320
Emerald (MBNA Credit Card Master Note Trust)
12/12/07 to 2/4/08	4.93 to 5.38	180,500	179,217
Falcon Asset Securitization Corp.
12/12/07 to 2/14/08	4.72 to 4.94	109,000	108,459
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Home Depot, Inc.
12/18/07 to 2/15/08	5.46 to 5.60%	$ 34,000	$ 33,815
HSH Nordbank AG
1/14/08	5.31	36,000	35,770
ITT Corp.
1/3/08 to 2/25/08	5.32 to 5.60	15,500	15,350
Jupiter Securitization Corp.
12/6/07 to 1/23/08	4.73 to 4.96	78,069	77,871
Kellogg Co.
1/15/08 to 1/29/08	5.08 to 5.29	15,000	14,888
Landesbank Baden-Wuert
1/31/08	5.50	72,000	71,345
Links Finance LLC
1/22/08 to 2/15/08	5.49 (b)	22,000	21,788
Mont Blanc Capital Corp.
12/7/07 to 12/17/07	5.21 to 5.27	28,000	27,953
Monument Gardens Funding
1/11/08 to 4/7/08	4.91 to 5.35	125,022	123,675
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	74,000	72,550
Nationwide Building Society
2/6/08 to 11/7/08	4.60 to 5.20	290,000	281,557
Nissan Motor Acceptance Corp.
12/10/07 to 1/31/08	4.90 to 5.60	11,500	11,441
Norddeutsche Landesbank Girozentrale
1/15/08 to 2/7/08	4.88 to 5.35 (b)	50,000	49,634
1/18/08	5.35	7,000	6,951
Park Avenue Receivables Corp.
12/14/07 to 2/8/08	4.88 to 6.03 (b)	255,000	253,200
Rockies Express Pipeline LLC
12/10/07 to 1/31/08	5.20 to 5.52 (b)	46,000	45,706
Sheffield Receivables Corp.
12/3/07 to 2/14/08	4.75 to 5.10	213,171	211,694
Textron, Inc.
12/5/07	4.89	5,500	5,497
Thames Asset Global Securities No. 1, Inc.
12/5/07 to 2/26/08	4.77 to 5.28	156,984	155,904
Time Warner Cable, Inc.
1/22/08	5.16	11,000	10,919
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Time Warner, Inc.
12/3/07 to 1/18/08	5.41 to 5.48% (b)	$ 28,000	$ 27,886
Tyco Electronics Group SA
2/15/08	5.52	6,000	5,931
UBS Finance, Inc.
2/19/08	5.42	35,500	35,082
UniCredito Italiano Bank (Ireland) PLC
2/20/08	5.35	109,000	107,723
Variable Funding Capital Co. LLC
2/6/08 to 2/11/08	4.96 to 5.08 (b)	214,000	211,963
Weatherford International Ltd.
12/6/07	4.91 (b)	11,448	11,440
Windmill Funding Corp.
12/11/07 to 2/14/08	4.73 to 5.48	346,518	344,208
Wisconsin Energy Corp.
1/14/08	5.22	10,000	9,937
Xcel Energy, Inc.
1/31/08	5.54	5,000	4,954
XTO Energy, Inc.
1/29/08 to 3/25/08	5.43 to 5.45	45,000	44,418
TOTAL COMMERCIAL PAPER			3,909,289
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
12/17/07	4.65 (c)	15,000	15,000
Master Notes - 4.3%

Asset Funding Co. III LLC
12/5/07 to 1/14/08	4.75 to 5.45 (c)(e)	297,000	297,000
Bear Stearns & Co., Inc.
2/28/08	4.97 (c)	89,000	89,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	185,000	185,000
Lehman Brothers Holdings, Inc.
12/13/07 to 3/31/08	4.77 to 4.84 (c)(e)	63,000	63,000
Lehman Commercial Paper, Inc.
12/3/07	5.14 (c)(e)	65,000	65,000
TOTAL MASTER NOTES			699,000
Medium-Term Notes - 33.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
12/3/07 to 2/20/08	4.77 to 5.68% (b)(c)	$ 219,000	$ 219,000
2/15/08	4.86 (c)	79,000	79,000
Allstate Life Global Funding II
12/10/07 to 12/27/07	4.71 to 4.82 (b)(c)	72,000	72,000
ASIF Global Financing XXX
12/24/07	4.80 (b)(c)	80,000	80,000
Bancaja US Debt SAU
1/23/08	5.40 (b)(c)	50,000	50,000
Banco Santander Totta SA
12/17/07	4.67 (b)(c)	50,000	50,000
Banesto SA
1/18/08	5.20 (b)(c)	87,000	87,000
Bank of America NA
1/25/08 to 2/11/08	4.89 to 5.08 (c)	98,000	97,993
Banque Federative du Credit Mutuel
12/13/07	4.67 (b)(c)	96,000	96,000
Bayerische Landesbank Girozentrale
1/15/08 to 2/19/08	4.95 to 5.28 (c)	260,000	260,000
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18 (b)(c)	38,000	37,991
BMW U.S. Capital LLC
12/17/07	4.67 (c)	24,000	24,000
BNP Paribas SA
12/3/07 to 2/7/08	4.63 to 4.85 (c)	26,000	25,968
BNP Paribas US Medium-Term Note Program LLC
12/17/07	5.66 (c)	28,000	27,976
Caixa Catalunya
12/7/07	5.73 (c)	73,000	73,000
Caja de Ahorros Pens Barcelona
1/23/08	5.15 (b)(c)	145,000	145,000
Caja Madrid SA
1/22/08	5.35 (c)	49,000	49,000
Calyon
12/31/07	4.78 (c)	116,000	115,960
CC USA, Inc.
1/9/08	5.18 (b)(c)	28,000	27,993
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Citigroup Funding, Inc.
2/14/08	4.87% (c)	$ 148,000	$ 148,000
Commonwealth Bank of Australia
12/24/07	4.81 (c)	57,000	57,000
Compagnie Financiere du Credit Mutuel
12/10/07	5.73 (c)	54,000	54,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	81,000	81,000
Dorada Finance, Inc.
1/9/08	5.18 (c)	21,000	20,995
General Electric Capital Corp.
12/7/07	4.71 (c)	191,000	191,000
Genworth Life Insurance Co.
12/3/07	4.79 (c)(e)	30,000	30,000
Goldman Sachs Group, Inc.
1/25/08	5.08 (b)(c)	153,000	153,000
HBOS Treasury Services PLC
12/24/07	5.28 (c)	145,000	145,000
HSBC Finance Corp.
12/6/07 to 12/24/07	4.69 to 4.84 (c)	212,000	212,000
HSH Nordbank AG
12/21/07 to 12/24/07	4.78 to 4.84 (b)(c)	148,000	148,000
ING USA Annuity & Life Insurance Co.
12/24/07	5.31 (c)(e)	33,000	33,000
Intesa Bank Ireland PLC
12/26/07	4.80 (b)(c)	110,000	110,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	62,000	61,996
Merrill Lynch & Co., Inc.
12/4/07 to 12/27/07	4.77 to 4.82 (c)	111,000	111,013
MetLife Insurance Co. of Connecticut
1/2/08 to 2/18/08	4.99 to 5.31 (c)(e)	45,000	45,000
Metropolitan Life Global Funding I
12/6/07 to 12/28/07	4.71 to 4.91 (b)(c)	75,652	75,652
Metropolitan Life Insurance Co.
2/18/08	4.99 (c)(e)	10,000	10,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monumental Global Funding 2007
2/29/08	5.21% (b)(c)	$ 37,000	$ 37,000
Monumental Global Funding III
12/20/07	5.57 (b)(c)	25,000	25,000
Morgan Stanley
12/3/07 to 12/27/07	4.75 to 5.77 (c)	238,968	238,979
National Rural Utils. Coop. Finance Corp.
12/4/07	4.67 (c)	7,000	7,000
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	50,000	50,000
Pacific Life Global Funding
12/13/07	4.73 (c)	10,000	10,000
12/4/07	4.76 (b)(c)	15,000	15,000
RACERS
12/24/07	4.93 (b)(c)	140,000	140,000
Royal Bank of Canada
12/10/07 to 12/31/07	4.72 to 4.77 (c)	43,000	42,977
Royal Bank of Scotland PLC
12/21/07 to 1/11/08	4.78 to 5.26 (b)(c)	239,000	238,996
Security Life of Denver Insurance Co.
2/28/08	5.14 (c)(e)	23,000	23,000
Sigma Finance, Inc.
8/1/08	5.39 (b)	64,000	64,000
Skandinaviska Enskilda Banken AB
12/10/07 to 12/24/07	5.18 to 5.70 (c)	189,000	188,986
Southern Co.
12/20/07	5.61 (c)	13,000	13,000
U.S. Bank NA, Cincinnati
12/10/07	4.60 (c)	9,500	9,497
UniCredito Italiano Bank (Ireland) PLC
12/14/07 to 1/11/08	4.67 to 5.24 (b)(c)	221,000	220,928
UniCredito Italiano SpA, New York
12/3/07	5.62 (c)	18,000	18,000
Verizon Communications, Inc.
12/17/07	5.69 (c)	105,000	105,000
Wachovia Bank NA
1/25/08	4.98 (c)	108,000	108,000
Wells Fargo & Co.
12/3/07 to 12/17/07	4.73 to 4.77 (c)	207,500	207,500
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
WestLB AG
12/10/07	4.72% (b)(c)	$ 67,000	$ 67,000
Westpac Banking Corp.
12/11/07	5.79 (c)	30,000	30,000
12/4/07 to 2/14/08	4.89 to 5.72 (b)(c)	138,000	137,988
TOTAL MEDIUM-TERM NOTES			5,302,388
Short-Term Notes - 2.3%

Hartford Life Insurance Co.
12/3/07	5.77 (c)(e)	41,000	41,000
Jackson National Life Insurance Co.
1/2/08	5.28 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
1/2/08 to 2/1/08	5.03 to 5.33 (c)(e)	65,000	65,000
Monumental Life Insurance Co.
12/3/07	4.86 to 4.89 (c)(e)	55,000	55,000
New York Life Insurance Co.
1/2/08	5.31 (c)(e)	125,000	125,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(e)	55,000	55,000
TOTAL SHORT-TERM NOTES			377,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
1/7/08	4.71 (b)(c)	71,790	71,790
Le Monde CDO I PLC / LLC
3/5/08	5.16 (b)(c)	68,000	67,993
Master Funding Trust I
3/25/08 to 6/25/08	4.77 (b)(c)	76,000	76,000
PASA Funding 2007 Ltd.
1/7/08	4.87 (b)(c)	83,000	83,000
Wachovia Asset Securitization Issuance LLC
6/25/35	4.78 (b)(c)	8,363	8,363
Wind Trust
1/25/08	4.79 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			319,146
Municipal Securities - 0.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bay Area Toll Auth. California Toll Bridge Rev., VRDN
12/7/07	3.35% (c)	$ 22,000	$ 21,991
LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
12/7/07	4.84 (c)	75,000	75,000
Route 3 North Transit Impt. Assoc. Massachusetts Lease Rev. Series B, VRDN
12/7/07	3.59 (c)	25,020	25,010
TOTAL MUNICIPAL SECURITIES			122,001
Repurchase Agreements - 18.8%
	Maturity Amount (000s)
In a joint trading account at 4.66% dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) #	$ 805	$ 805
With:
Barclays Capital, Inc. at:
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at:
$272,340,000, 2.24% - 9.88%, 8/1/10 - 3/31/56)	267,108	267,000
$32,640,000, 5.41% - 6.57%, 11/25/32 - 6/10/57)	32,013	32,000
4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Equity Securities valued at $6,300,194)	6,002	6,000
Bear Stearns & Co. at:
4.87%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $102,900,394, 0.21% - 5.59%, 8/19/34 - 7/25/46)	98,040	98,000
5.16%, dated 10/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $59,997,596, 0% - 9.16%, 6/3/09 - 6/25/47) (c)(d)	57,752	57,000
Citigroup Global Markets, Inc. at 4.84%, dated 11/30/07 due 12/3/07:
(Collateralized by Corporate Obligations valued at $124,440,000, 5.87%, 4/1/47)	122,049	122,000
(Collateralized by Mortgage Loan Obligations valued at $200,550,000, 4.06% - 6.04%, 9/25/37 - 10/25/43)	191,077	191,000
Credit Suisse First Boston, Inc. at 4.91%, dated 11/6/07 due 12/6/07 (Collateralized by Corporate Obligations valued at $152,252,556, 6.63% - 13%, 2/15/12 - 5/15/50) (c)(d)	145,593	145,000
Deutsche Bank Securities, Inc. at:
4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $590,100,691, 0% - 12.5%, 3/1/08 - 6/15/33)	562,229	562,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at: - continued
4.91%, dated 11/5/07 due 12/5/07 (Collateralized by Corporate Obligations valued at $73,440,000, 5.15% - 11.5%, 11/21/08 - 6/1/67) (c)(d)	$ 72,295	$ 72,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $38,850,510, 4.5%, 6/30/21)	37,493	37,000
Goldman Sachs & Co. at:
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 6%, 11/1/34)	20,008	20,000
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $19,950,000, 0% - 8.5%, 7/25/17 - 2/25/44)	19,246	19,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Mortgage Loan Obligations valued at $72,420,000, 5% - 6%, 8/1/33 - 2/1/34)	71,888	71,000
5.4%, dated 11/29/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $72,420,001, 6% - 7%, 11/1/22 - 12/28/37)	71,501	71,000
Lehman Brothers, Inc. at:
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $38,850,924, 0.14% - 7.09%, 12/12/16 - 2/25/47)	37,468	37,000
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $35,702,611, 6% - 8.05%, 6/15/27 - 12/27/45)	34,434	34,000
5.04%, dated 11/6/07 due 1/7/08 (Collateralized by Corporate Obligations valued at $18,363,163, 7.28%, 12/20/37) (c)(d)	18,156	18,000
5.09%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $18,364,725, 6%, 12/1/37) (c)(d)	18,158	18,000
5.25%, dated 11/30/07 due 12/3/07 (Collateralized by Corporate Obligations valued at $75,480,456, 4.63% - 7.88%, 7/5/11 - 8/19/65)	74,032	74,000
Merrill Lynch, Pierce, Fenner & Smith at 4.89%, dated 11/30/07 due 12/3/07 (Collateralized by Municipal Bond Obligations valued at $211,184,113, 0.5% - 6.88%, 8/1/08 - 6/1/47)	206,084	206,000
Morgan Stanley & Co. at:
4.84%, dated 11/30/07 due 12/3/07 (Collateralized by Mortgage Loan Obligations valued at $202,266,275, 0% - 6.3%, 5/25/08 - 10/12/52)	192,077	192,000
4.86%, dated 11/30/07 due 12/3/07 (Collateralized by Equity Securities valued at $105,000,000)	100,040	100,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC at 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $118,650,837, 5.27% - 5.58%, 2/15/20 - 6/28/36)	$ 116,165	$ 113,000
Wachovia Securities, Inc. at:
4.96%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $95,880,000, 6.01% - 6.02%, 6/15/45 - 5/15/46) (c)(d)	96,357	94,000
5%, dated 11/13/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $57,120,000, 5.24% - 8.63%, 11/13/26 - 2/15/51)	56,490	56,000
5.1%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $264,180,000, 5.2% - 6.02%, 6/15/19 - 4/15/47) (c)(d)	272,356	259,000
5.2%, dated 11/27/07 due 2/27/08 (Collateralized by Mortgage Loan Obligations valued at $56,100,000, 6.1%, 2/15/51)	55,731	55,000
TOTAL REPURCHASE AGREEMENTS		3,026,805
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $16,545,129)		16,545,129
NET OTHER ASSETS - (2.8)%		(452,398)
NET ASSETS - 100%		$ 16,092,731
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,381,307,000 or 21.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,178,000,000 or 7.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 4.75%, 12/5/07	11/7/06	$ 95,000
4.76%, 12/5/07	8/29/06	$ 92,000
5.45%, 1/14/08	10/10/07	$ 110,000
Genworth Life Insurance Co. 4.79%, 12/3/07	3/30/07	$ 30,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 185,000
Hartford Life Insurance Co. 5.77%, 12/3/07	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.31%, 12/24/07	6/23/05	$ 33,000
Jackson National Life Insurance Co. 5.28%, 1/2/08	3/31/03	$ 36,000
Lehman Brothers Holdings, Inc.: 4.77%, 12/13/07	1/10/07	$ 45,000
4.84%, 3/31/08	12/11/06	$ 18,000
Lehman Commercial Paper, Inc. 5.14%, 12/3/07	9/28/07	$ 65,000
Security	Acquisition Date	Cost (000s)
MetLife Insurance Co. of Connecticut: 4.99%, 2/18/08	5/17/07	$ 10,000
5.31%, 1/2/08	3/28/07	$ 35,000
Metropolitan Life Insurance Co.: 4.99%, 2/18/08	8/17/07	$ 10,000
5.03%, 2/1/08	2/24/03	$ 20,000
5.33%, 1/2/08	3/26/02	$ 45,000
Monumental Life Insurance Co.: 4.86%, 12/3/07	7/31/98	$ 10,000
4.89%, 12/3/07	3/12/99	$ 45,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 50,000
5.31%, 1/2/08	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 5.14%, 2/28/08	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 55,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$805,000 due 12/03/07 at 4.66%
Bear Stearns & Co., Inc.	$ 118
Credit Suisse Securities (USA) LLC	316
J.P. Morgan Securities, Inc.	158
Societe Generale, New York Branch	213
$ 805
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $16,545,129,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008